SUBSEQUENT EVENTS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 03, 2025	Feb. 09, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Proceeds from cash			$ 300,000	$ 608,000	$ 608,000	$ 300,000
Original issue discount			$ 93,940		$ 69,244	$ 68,648
Note Payable [Member] | Investor [Member]
Subsequent Event [Line Items]
Principal amount		$ 187,500
Proceeds from cash		150,000
Original issue discount		$ 37,500
Interest rate per annum		10.00%
Subsequent Event [Member] | Note Payable [Member] | Investor [Member]
Subsequent Event [Line Items]
Principal amount	$ 250,000
Proceeds from cash	200,000
Original issue discount	$ 50,000
Interest rate per annum	10.00%